Operating segment information	12 Months Ended
Dec. 31, 2019
Operating segment information
Operating segment information

31.  Operating segment information

As disclosed in Note 2(e), the Group manages its business in three reportable segments, namely advertising and subscription business, transaction services business and digital marketing solutions business.

Management monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on profit or loss and is measured consistently with profit or loss in the consolidated financial statements.

As the Group’s long-lived assets are substantially all located in the PRC and substantially all the Group’s revenues are derived from external customers within the PRC, no geographical segments are presented.

For the purpose of preparing segment information, all the intersegment transactions have been eliminated and only revenue from external customers are presented as segment revenue. The Group does not allocate non-operating income and expenses to each reportable segment. Accordingly, the measure of profit and loss for each reportable segment as reported to the chief operating decision maker is operating profit. A reconciliation of operating profit to profit before tax is presented in the consolidated statements of comprehensive income/(loss).

	Advertising		Digital
	and	Transaction	marketing
	subscription	services	solutions
	business	business	business	Total

Year ended December 31, 2017

Revenue	3,922,158	3,872,244	956,857	8,751,259
Gross profit	3,076,332	1,902,614	537,633	5,516,579
Income/(Loss) from operations	444,564	(1,525,073)	3,916	(1,076,593)

Year ended December 31, 2018

Revenue	4,074,218	5,370,871	1,134,520	10,579,609
Gross profit	3,414,173	2,318,790	602,248	6,335,211
Income/(Loss) from operations	666,257	(838,477)	(293,286)	(465,506)

Year ended December 31, 2019

Revenue	3,897,044	5,753,533	1,102,340	10,752,917
Gross profit	3,310,789	2,720,524	476,852	6,508,165
Loss from operations	(329,929)	(582,293)	(44,015)	(956,237)

The income/(loss) from operations for the year ended December 31, 2017 for advertising and subscription business, transaction services business, and digital marketing solutions included depreciation and amortization expenses of RMB58.5 million, RMB788.7 million and RMB26.7 million, respectively.

The income/(loss) from operations for the year ended December 31, 2018 for advertising and subscription business, transaction services business, and digital marketing solutions included depreciation and amortization expenses of RMB54.7 million, RMB862.1 million and RMB32.7 million, respectively.

The loss from operations for the year ended December 31, 2019 for advertising and subscription business, transaction services business, and digital marketing solutions included depreciation and amortization expenses of RMB63.0 million, RMB686.9 million and RMB9.5 million, respectively.

31.  Operating segment information (continued)

For the years ended December 31, 2017 ,2018 and 2019, the leasing revenue, which was interest revenue earned from automobile financing lease services, were RMB3.03 billion, RMB4.09 billion and RMB3.77 billion, and funding costs, which was interest expenses incurred for automobile financing lease and operating lease services, were RMB1.14 billion, RMB2.05 billion and RMB1.90 billion, respectively.